Share-Based Payment (Details) - Schedule of number of share options and their related weighted average exercise prices - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) - Schedule of number of share options and their related weighted average exercise prices [Line Items]
Number of options, outstanding at beginning of year	12,400,000	16,200,000	6,200,000
Weighted average exercise price, outstanding at beginning of year	$ 0.05	$ 0.07	$ 0.15
Number of options, Granted			20,000,000
Weighted average exercise price, Granted			$ 0.03
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Expired		(3,433,331)
Weighted average exercise price, Expired		$ 0.16
Number of options, Forfeited		(366,669)	(10,000,000)
Weighted average exercise price, Forfeited		$ 0.08	$ 0.03
Number of options, outstanding at end of year	12,400,000	12,400,000	16,200,000
Weighted average exercise price, outstanding at end of year	$ 0.05	$ 0.05	$ 0.07
Number of options, exercisable at end of year	10,733,330	7,399,998	7,699,997
Weighted average exercise price, exercisable at end of year	$ 0.05	$ 0.07	$ 0.13